BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2017	2018
	RMB	RMB
Short-term bank borrowings	6,046,574,490	6,916,827,666
Long-term bank borrowings—current portion	157,865,822	186,571,525
Total short-term borrowings	6,204,440,312	7,103,399,191

Schedule of Type of Short-term Borrowings
In September 2018, Jiangxi Jinko entered into a 12-month RMB1.15 billion loan agreement with The Export-Import Bank of China. As of December 31, 2018, Jiangxi Jinko has drawn down RMB1,047,850,696 which is due and payable in 2019. The effective interest rate of the borrowing was 4.52% as of December 31, 2018.

Type of loan	As of December 31, 2018	Guarantee/Collateral
Credit loan	944,028,904		a)
Letter of credit loan	818,824,362		a)
Guaranteed by subsidiaries of the Group and/or collateralized on the Group's assets	645,197,721	Guaranteed by JinkoSolar Holding	b)
	165,396,174	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
	108,999,900	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	941,249,834	Guaranteed by Jiangxi Jinko	b)
	10,000,000	Guaranteed by Jiangxi Jinko and Zhejiang Tradng	b)
	792,153,720	Guaranteed by Zhejiang Jinko	b)
	20,000,000	Guaranteed by Jiangxi Jinko and collateralized on Jiangxi Jinko's share	c)
	20,000,000	Collateralized on Jiangxi Jinko's share	c)
	50,000,000	Guaranteed by Jiangxi Jinko and collateralized on Yuhuan's assets of CIP	d)
	150,000,000	Collateralized on Jiangxi Jinko‘s Account receivables	e)
	159,000,000	Collateralized on Zhejiang Jinko‘s Account receivables	e)
	102,358,400	Collateralized on bank deposits of Zhejiang Jinko	f)
	33,972,840	Collateralized on bank deposits of Jiangxi Jinko	f)
	28,070,488	Collateralized on the Group's inventory	g)
	2,114,146,848	Guaranteed and collateralized on buildings, equipment and other assets of the Group	h)
Total	7,103,399,191

a)	As of December 31, 2018, the Group had short-term bank borrowings of RMB1,253,028,904 credit loans and RMB818,824,362 letter of credit loan (including RMB131,624,362 credit loans collateralized by the bank deposits of Jinko Malaysia). The remaining short-term bank borrowings of RMB5,031,545,925 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB645,197,721 guaranteed by JinkoSolar Holding, RMB165,396,174 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB108,999,900 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB941,249,834 guaranteed by Jiangxi Jinko, RMB10,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB792,153,720 guaranteed by Zhejiang Jinko, respectively.
c)	Borrowings of RMB20,000,000 collateralized on the Jiangxi Jinko’s share pledge and guaranteed by Jiangxi Jinko and another RMB 20,000,000 collateralized on the Jiangxi Jinko's share pledge only.
d)	Borrowings of RMB50,000,000 collateralized on the Yuhuan’s assets of construction in progress amounted to 53.7 million and also guaranteed by Jiangxi Jinko.
e)	Borrowings of RMB159,000,000 collateralized on the account receivables of Zhejiang Jinko, and borrowing of RMB150,000,000 collateralized on the account receivables of Jiangxi Jinko.
f)	Borrowings of RMB102,358,400 collateralized on the bank deposits of Zhejiang Jinko and RMB33,972,840 collateralized on the bank deposit of Jiangxi Jinko.
g)	Borrowing of RMB28,070,488 collateralized on the Group’s certain inventories.
h)	Borrowings of RMB2,114,146,848 collateralized on the Group's certain building and equipment, including RMB1,833,207,324 which were also collateralized on the Group's certain land use rights, RMB165,460,628 were also collateralized on the Group's certain inventories. In addition, included in these borrowings there were borrowings of RMB100,000,000 guaranteed by JinkoSolar Holding, RMB138,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB506,356,628 guaranteed by Jiangxi Jinko, RMB50,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB1,047,850,696 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB249,000,000 guaranteed by shareholders (Xiande Li and Kangping Chen).

Schedule of Long-term Borrowings
	As of December 31,
	2017	2018
	RMB	RMB
Long-term bank borrowings	537,654,759	2,141,402,299
Less: Current portion	(157,865,822)	(186,571,525)
Total long-term borrowings	379,788,937	1,954,830,774

Schedule of Long-term Future Principal Repayments
Year ended December 31,	RMB
2019	186,571,525
2020	160,495,200
2021	274,528,000
2022	-
2023	-
Thereafter	1,519,807,574
Total	2,141,402,299